Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Dividends Declared and Recorded in the Consolidated Financial Statements

The table below describes the dividends declared and recorded in the consolidated financial statements in 2017.

			Dividend per Share	Paid
Date Declared	Record Date	Payment Date	$	$
February 22, 2017	March 31, 2017	April 13, 2017	0.1250	14.3
May 10, 2017	June 30, 2017	July 13, 2017	0.1250	14.2
August 8, 2017	September 29, 2017	October 12, 2017	0.1250	14.2
November 8, 2017	December 31, 2017	January 11, 2018	0.1250	-

Summary of Granted Share Options

The Company has granted share options to officers and employees to purchase 4,426,237 shares at prices from $14.33 to $32.90 per share. These options expire on dates between January 28, 2018, and May 16, 2022.

	For the year ended		For the year ended
	December 31		December 31
	2017		2016
		Weighted Average		Weighted Average
		Exercise Price		Exercise Price
	Shares	per share	Shares	per share
	#	$	#	$

Share options, beginning of the year	3,655,020	28.33	2,980,601	26.17
Granted	1,229,689	31.75	995,904	32.83
Exercised	(376,160)	21.09	(254,156)	19.76
Forfeited	(82,312)	31.57	(67,329)	31.45

Share options, end of the year	4,426,237	29.84	3,655,020	28.33

Summary of Outstanding Share Options

The options held by officers and employees at December 31, 2017, were as follows:

Options Outstanding				Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Exercise		Average	Exercise
Range of Exercise		Remaining	Price per	Shares	Remaining	Price per
Prices per share	Outstanding	Contractual	share	Exercisable	Contractual	share
$	#	Life in Years	$	#	Life in Years	$

14.33 – 14.88	337,714	0.87	14.73	337,714	0.87	14.73
20.88	432,367	2.16	20.88	432,367	2.16	20.88
31.75 – 32.90	3,656,156	3.86	32.29	1,516,836	3.58	32.56

14.33 – 32.90	4,426,237	3.46	29.84	2,286,917	2.91	27.72

Summary of Weighted Average Assumptions

The estimated fair value of options granted at the share market price on the grant date was $5.03 per share (2016 – $5.22) and was determined using the weighted average assumptions indicated below:

	2017	2016

Volatility in the price of the Company’s shares (%)	24.13	23.73
Risk-free interest rate (%)	0.81	0.76
Expected hold period to exercise (years)	3.50	3.50
Dividend yield (%)	1.575	1.370
Exercise price ($)	31.75	32.83

Summary of Non-Vested Options

A summary of the status of the Company’s non-vested options as at December 31, 2017, and of changes in the period are as follows:

		Weighted Average
		Grant Date
	Number of Shares	Fair Value
	Subject to Option	per share
	#	$
Non-vested share options, beginning of the year	1,826,629	5.78
Granted	1,229,689	5.03
Vested	(852,874)	5.98
Forfeited	(64,124)	5.46

Non-vested share options, end of the year	2,139,320	5.28